Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 17 — Fair Value Measurements

ASC 820, Fair Value Measurements and Disclosures, clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability.

U.S. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. As presented in the tables below, this hierarchy consists of three broad levels:

●	Level 1: Quoted prices in active markets for identical assets and liabilities.

●	Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable.

●	Level 3: Significant inputs to the valuation model are unobservable and significant to the overall fair value measurement of the assets or liabilities. Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, investments in marketable debt securities, available-for-sale, accounts payable, other current liabilities, Warrants, convertible debt and the associated derivative liability. The fair value of cash and accounts receivable approximates carrying value due to their short-term maturity.

As required by ASC 820, assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement. Derivative financial instruments which are required to be measured at fair value on a recurring basis are measured at fair value using Level 3 inputs for all periods presented. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Assets and liabilities carried at fair value on a recurring basis as of March 31, 2023 and December 31, 2022 consisted of the following (in thousands):

	March 31, 2023
	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and Cash Equivalents(1):
Money market funds	$30,417	$30,417	$-	$-
	$30,417	$30,417	-	-
Short-Term Investments:
U.S. treasuries	650	650	-	-
Corporate debt security	23,882	-	23,882	-
Asset-backed security and other	2,996	-	2,996	-
	27,528	650	26,878	-
Total financial assets	$57,945	$31,067	$26,878	$-

Financial liabilities:
Private Placement Warrants	$7	$-	$7	$-
Public Warrants	659	659	-	-
Derivative Liabilities	497	-	-	497
Contingent Earn-out Shares liability	616	-	-	616
Total financial liabilities	$1,779	$659	$7	$1,113

(1)	Included in total cash and cash equivalents in the condensed consolidated balance sheets.

	December 31, 2022
	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and Cash Equivalents(1):
Money market funds	$22,481	$22,481	$-	$-
Corporate debt security	2,199	2,199	-	-
	24,680	24,680	-	-
Short-Term Investments:
U.S. treasuries	2,180	2,180	-	-
Corporate debt security	39,565	-	39,565	-
Asset-backed security and other	5,248	-	5,248	-
Non-U.S. government and supranational bonds	3,655	-	3,655	-
	50,648	2,180	48,468	-
Total financial assets	$75,328	$26,860	$48,468	$-

Financial liabilities:
Private Placement Warrants	$7	$-	$7	$-
Public Warrants	654	654	-	-
Derivative Liabilities	405	-	-	405
Contingent Earn-out Shares liability	564	-	-	564
Total financial liabilities	$1,630	$654	$7	$969

(1)	Included in total cash and cash equivalents in the condensed consolidated balance sheets.

The changes in the fair value of Level 3 financial liabilities during the three months ended March 31, 2023 consisted of the following (in thousands):

	Derivative Liabilities on Convertible Debentures	Contingent Earn-out Shares Liability
Fair value at December 31, 2022	$405	$564
Recognition of earn-out RSUs	-	-
Change in fair value during the period	92	52
Fair value at March 31, 2023	$497	$616

Significant unobservable inputs related to Level 3 earn-out shares liability consisted of the following:

	March 31, 2023	December 31, 2022
Stock price	$0.53	$0.44
Stock price volatility	80%	80%
Expected term	3.39 years	3.64 years
Risk-free interest rate	3.8%	4.2%

Significant unobservable inputs related to Level 3 derivative liabilities consisted of the following:

	March 31, 2023	December 31, 2022
Stock price	$0.53	$0.44
Stock price volatility	80%	80%
Expected term	0.62 years	0.86 years
Risk-free interest rate	4.8%	4.6%

Note 18 – Fair Value Measurements

ASC 820, Fair Value Measurements and Disclosures, clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability.

U.S. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. As presented in the tables below, this hierarchy consists of three broad levels:

●	Level 1: Quoted prices in active markets for identical assets and liabilities.

●	Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable.

●	Level 3: Significant inputs to the valuation model are unobservable and significant to the overall fair value measurement of the assets or liabilities. Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, investments in marketable debt securities, available-for-sale, accounts payable, other current liabilities, public and private placement warrants, derivative features of the Convertible Debentures and the contingent earn-out shares liability. The fair value of cash and accounts receivable approximates carrying value due to their short-term maturity.

As required by ASC 820, assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement. Derivative financial instruments which are required to be measured at fair value on a recurring basis are measured at fair value using Level 3 inputs for all periods presented. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Assets and liabilities carried at fair value on a recurring basis as of December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022
	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and Cash Equivalents(1):
Money market funds	$22,481	$22,481	$–	$–
Corporate debt security	2,199	2,199	–	–
	$24,680	$24,680	$–	$–
Short-Term Investments:
U.S. treasuries	$2,181	$2,181	$–	$–
Corporate debt security	39,564	–	39,564	–
Asset-backed security and other	5,248	–	5,248	–
Non-U.S. government and supranational bonds	3,655	–	3,655	–
	$50,648	$2,181	$48,467	$–
Total Financial Assets	$75,328	$26,861	$48,467	$–

Financial Liabilities:
Private Placement Warrants	$7	$–	$7	$–
Public Warrants	654	654	–	–
Derivative Liabilities	405	–	–	405
Contingent Earn-out Shares liability	564	–	–	564
Total Financial Liabilities	$1,630	$654	$7	$969

	December 31, 2021
	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and Cash Equivalents(1):
Money market funds	$5,868	$5,868	$-	$-
Non-U.S. government and supranational bonds	647	-	647	-
Corporate debt security	1,805	-	1,805	-
	$8,320	$5,868	$2,452	$-
Short-Term Investments:
U.S. treasuries	$3,408	$3,408	$-	$-
Corporate debt security	71,349	-	71,349	-
Asset-backed security and other	2,551	-	2,551	-
Non-U.S. government and supranational bonds	16,387	-	16,387	-
Certificate of Deposit	1,001	-	1,001	-
	$94,696	$3,408	$91,288	$-
Long-Term Investments:
U.S. treasuries	$2,196	$2,196	$-	$-
Corporate debt security	42,457	-	42,457	-
Asset-backed security and other	5,410	-	5,410	-
Non-U.S. government and supranational bonds	3,753	-	3,753	-
Certificate of Deposit	1,000	-	1,000	-
	$54,816	$2,196	$52,620	$-

Financial Liabilities:
Private Placement Warrants	$140	$-	140	$-
Public Warrants	7,356	7,356	-	-
Contingent Earn-out Shares liability	29,240	-	-	29,240
Total Financial Liabilities	$36,736	$7,356	$140	$29,240

(1)	Included in total cash and cash equivalents on the Consolidated Balance Sheets.

The changes in the fair value of Level 3 financial liabilities during the year ended December 31, 2022 consisted of the following (in thousands):

	Derivative Liabilities on Convertible Debentures	Contingent Earn–out Shares Liability
Fair value at December 31, 2021	$–	$29,240
Recognition of earn-out RSUs	–	6
Initial recognition of convertible debenture derivative liabilities	7,755	–
Change in fair value during the period	(7,350)	(28,682)
Fair value at December 31, 2022	$405	$564

Significant unobservable inputs related to Level 3 earn-out shares liability consisted of the following as of December 31, 2022:

	December 31, 2022	December 31, 2021
Stock price	$0.44	$3.15
Stock price volatility	80.0%	80%
Expected term	3.64 years	4.64 years
Risk-free interest rate	4.2%	1.21%

Significant unobservable inputs related to Level 3 derivative liabilities consisted of the following as of December 31, 2022:

December 31, 2022
Stock price	$0.44
Stock price volatility	80.0%
Expected term	0.86 years
Risk-free interest rate	4.6%